Cover	Jun. 30, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2025
Entity File Number	001-41155
Entity Registrant Name	Kairous Acquisition Corp. Limited
Entity Central Index Key	0001865468
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Level 39 Marina Bay Financial Centre Tower 2
Entity Address, Address Line Two	10 Marina Boulevard
Entity Address, City or Town	City Singapore
Entity Address, Country	SG
Entity Address, Postal Zip Code	018983
City Area Code	+662
Local Phone Number	255-6851340
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one ordinary share, $0.0001 par value, one-half (1/2) of one redeemable warrant and one right entitling the holder to receive one-tenth of one ordinary share
Title of 12(b) Security	Units, each consisting of one ordinary share, $0.0001 par value, one-half (1/2) of one
Trading Symbol	KACUF
Ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Ordinary shares, par value $0.0001 per share
Trading Symbol	KACLF
Redeemable warrants, each exercisable for one ordinary share at an exercise price of $11.50 included as part of the units
Title of 12(b) Security	Redeemable warrants, each exercisable for one ordinary share at an exercise price of $11.50 included as part of the units
Trading Symbol	KACWF
Rights, each to receive one-tenth of one ordinary share
Title of 12(b) Security	Rights, each to receive one-tenth of one ordinary share
Trading Symbol	KACRF